Investment Objectives and Goals - Fitz-Gerald Must Have Dividend Portfolio(R) ETF	Nov. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FITZ-GERALD MUST HAVE DIVIDEND PORTFOLIO® ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fitz-Gerald Must Have Dividend Portfolio® ETF’s (the “Fund”) investment objective is to seek current income and long-term capital appreciation, with a primary emphasis on shareholder yield.